Premises and Equipment (FY) (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
A summary of premises and equipment at December 31, 2017 and 2016, is as follows (in thousands):

	2017	2016
Land and land improvements	$10,854	$8,354
Building and leasehold improvements	28,576	18,507
Furniture, fixtures and equipment	10,073	7,043
Construction in progress	1,495	2,789
Total, gross	50,998	36,693
Accumulated depreciation	(7,998)	(6,157)
Total, net	$43,000	$30,536

Schedule of Future Minimum Rental Payments for Operating Leases	At December 31, 2017, the remaining minimum lease payments relating to these leases were as follows (in thousands):

2018	$608
2019	500
2020	487
2021	344
2022	124
2023	40